Note 8 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Goodwill [Table Text Block]
	FirstService Residential	FirstService Brands	Consolidated

Balance, December 31, 2016	$173,673	$92,493	$266,166
Goodwill acquired during the year	13,358	16,032	29,390
Accumulated goodwill impairment loss	-	(6,150)	(6,150)
Other items	(32)	898	866
Foreign exchange	1,224	424	1,648
Balance, December 31, 2017	188,223	103,697	291,920
Goodwill acquired during the year	6,248	36,631	42,879
Other items	922	1,633	2,555
Foreign exchange	(1,450)	(749)	(2,199)
Balance, December 31, 2018	$193,943	$141,212	$335,155